RETIREMENT BENEFITS PLANS - Other Postretirement Benefits Plan Assumptions (Details) - Other postretirement benefits expense (income)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assumptions used to determine benefit obligation at year-end (as a percent)
Discount rate	5.24%	5.57%	5.11%
Health care cost trend rate assumed for next year	6.50%	6.70%	7.70%
Ultimate health care cost trend rate	4.75%	4.75%	4.75%
Year ultimate health care cost trend rate is achieved	2035	2034	2033
Assumptions used to determine expense (as a percent)
Discount rate used to determine benefit obligation	5.57%	5.11%	5.46%
Discount rate used to determine service cost	5.84%	5.25%	5.53%
Discount rate used to determine interest cost	5.29%	4.96%	5.32%
Initial health care cost trend rate	6.70%	7.70%	7.10%
Ultimate health care cost trend rate	4.75%	4.75%	4.75%
Year ultimate health care cost trend rate is achieved	2034	2033	2031